ORDINARY SHARES (Details)							12 Months Ended
	Dec. 31, 2018 $ / shares shares	Jun. 27, 2018 $ / shares shares	Jun. 26, 2018 shares	May 28, 2018 shares	May 25, 2018 shares	May 14, 2018 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
ORDINARY SHARES
Ordinary shares authorized (in shares)	10,000,000,000						10,000,000,000	10,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.0001						$ 0.0001	$ 0.0001
Ordinary shares issued (in shares)	880,659,899						887,617,391	880,659,899
Ordinary shares outstanding (in shares)	880,659,899						887,581,334	880,659,899
Ordinary shares redesignated to Class B ordinary shares								40,809,861
Mr. Kun Dai
ORDINARY SHARES
Ordinary shares redesignated to Class B ordinary shares	40,809,861
Mr. Kun Dai and Xin Gao Group
ORDINARY SHARES
Surrender shares				37,990,839
Non-vested restricted shares | Mr. Kun Dai
ORDINARY SHARES
Issuance of restricted shares to Mr. Kun Dai (in shares)						17,742,890
Class A ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)	839,850,038						846,807,530	839,850,038
Ordinary shares outstanding (in shares)	839,850,038						846,807,530	839,850,038
Preferred shares converted into Class A ordinary shares			743,343,820
Conversion ratio			1
Class A ordinary shares | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)		75,000,000
Class A ordinary shares | Initial public offering | Share swap feature of redeemable non-controlling interests
ORDINARY SHARES
Issuance of ordinary shares (in shares)								13,026,713
Class B ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)	40,809,861						40,809,861	40,809,861
Ordinary shares outstanding (in shares)	40,809,861						40,809,861	40,809,861
ADS | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)		25,000,000
Price per share sold (in dollars per ADS) | $ / shares	$ 9.00	$ 9.00						$ 9.00
Ordinary share
ORDINARY SHARES
Ordinary shares outstanding (in shares)	880,659,899						887,617,391	880,659,899	49,318,860	49,318,860
Issuance of restricted shares to Mr. Kun Dai (in shares)								17,742,890
Exercised (in shares)							6,957,492	8,479,505
Surrender shares								26,251,889
Ordinary share | Executive Officer
ORDINARY SHARES
Exercised (in shares)					3,333,330
Unvested stock options					1,666,670
Ordinary share | Executive Officer | Vesting acceleration
ORDINARY SHARES
Exercised (in shares)					1,666,670
Ordinary share | Certain option holders
ORDINARY SHARES
Exercised (in shares)					3,479,505
Ordinary share | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)								75,000,000